united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 4/30

Date of reporting period: 7/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toews Hedged Growth Allocation Fund
Portfolio of Investments (Unaudited)
July 31, 2017
Shares			Fair Value
	MUTUAL FUNDS - 62.0%
	DEBT FUNDS - 62.0%
2	Aberdeen Global High Income Fund - Class I		$ 15
29,444	American Century High-Yield Fund - R-5		170,775
2	American High-Income Trust - Class R-6		21
267,211	BlackRock High Yield Portfolio - Institutional Class		2,097,609
932	BMO Monegy High Yield Fund - Class I		8,963
2	Dreyfus High Yield Fund - Class I		15
2	Eaton Vance Income Fund of Boston - Institutional Class		13
2	First Investors Fund for Income - Institutional Class		5
2	Hartford High Yield Fund - Class Y		13
2	JPMorgan High Yield Fund - Class I		12
7,167	Loomis Sayles High Income Fund - Class Y		31,104
2	Lord Abbett High Yield Fund - Class I		16
2,370	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I		21,287
10,818	Nuveen High Income Bond Fund - Class I		85,353
2	Payden High Income Fund - Institutional Class		16
135,280	PIMCO High Yield Fund - Institutional Class		1,225,640
86,174	Principal High Yield Fund - Institutional Class		642,854
8,030	Putnam High Yield Fund - Class Y		50,105
2	SSgA High Yield Bond Fund - Class K		15
2	TIAA-CREF High Yield Fund - Institutional Class		24
2	Transamerica High Yield Bond Fund - Class I		21
827,778	Vanguard Total Bond Market Index Fund - Institutional Class		8,931,722
11,251	Virtus Seix High Yield Fund - Class I		94,958
	TOTAL MUTUAL FUNDS (Cost - $13,308,264)		13,360,556

	EXCHANGE TRADED FUNDS - 21.0%
	DEBT FUNDS - 21.0%
20,600	iShares Core U.S. Aggregate Bond ETF		2,258,790
27,600	Vanguard Total Bond Market ETF		2,262,924
	TOTAL EXCHANGE TRADED FUNDS (Cost - $4,516,415)		4,521,714

Contracts**
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
105	S&P 500 E-mini		30,975
	Expiration September 2017, Exercise Price $2,300.00
33	S&P 500 E-mini		5,528
	Expiration September 2017, Exercise Price $2,225.00
	TOTAL OPTIONS PURCHASED (Cost - $46,433)		36,503	(a)

	TOTAL INVESTMENTS - 83.2% (Cost - $17,871,112)(b)		$ 17,918,773
	CASH AND OTHER ASSETS LESS LIABILITIES - 16.8%		3,615,261
	NET ASSETS - 100.0%		$ 21,534,034

Number of Contracts			Unrealized Appreciation	(a)
	FUTURES CONTRACTS
67	MSCI EAFE Index E-Mini, September 2017		$ 137,062
11	Nasdaq 100 E-Mini, September 2017		31,444
45	Russell 2000 E-Mini, September 2017		598
24	S&P 500 E-Mini, September 2017		42,277
18	S&P Midcap 400 E-Mini, September 2017		1,748
	TOTAL FUTURES CONTRACTS		$ 213,129
	(Underlying Notional Amount $17,123,605)

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund.
(a) Subject to equity contracts risk exposure.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $17,871,112 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 47,661
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ 47,661

Toews Tactical Income Fund
Portfolio of Investments (Unaudited)
July 31, 2017
Shares		Fair Value
	MUTUAL FUNDS - 90.2%
	DEBT FUNDS - 90.2%
2	Aberdeen Global High Income Fund - Class I	$ 14
3,045,328	American Century High Yield Fund - R-5	17,662,905
2	American High-Income Trust - Class R-6	24
28,858,077	BlackRock High Yield Portfolio - Institutional Class	226,535,907
30,456	BMO Monegy High Yield Fund - Class I	292,990
2	Dreyfus High Yield Fund - Class I	12
2	Eaton Vance Income Fund of Boston -Institutional Class	9
2	First Investors Fund for Income - Institutional Class	5
3	Hartford High Yield Fund - Class Y	19
2	JPMorgan High Yield Fund - Class I	13
741,102	Loomis Sayles High Income Fund - Class Y	3,216,383
2	Lord Abbett High Yield Fund - Class I	15
245,012	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	2,200,209
1,118,552	Nuveen High Income Bond Fund - Class I	8,825,375
2	Payden High Income Fund - Institutional Class	14
21,763,049	PIMCO High Yield Fund - Institutional Class	197,173,226
8,913,154	Principal High Yield Fund - Institutional Class	66,492,132
830,544	Putnam High Yield Fund - Class Y	5,182,593
2	SSgA High Yield Bond Fund - Class K	15
2	TIAA-CREF High Yield Fund - Institutional Class	21
3	Transamerica High Yield Bond Fund - Class I	23
1,163,557	Virtus Seix High Yield Fund - Class I	9,820,418
	TOTAL MUTUAL FUNDS (Cost - $531,066,549)	537,402,322

	EXCHANGE TRADED FUNDS - 9.5%
	DEBT FUNDS - 9.5%
318,000	iShares iBoxx $ High Yield Corporate Bond ETF	28,273,380
751,000	SPDR Bloomberg Barclays High Yield Bond ETF	28,087,400
	TOTAL EXCHANGE TRADED FUNDS (Cost - $55,848,631)	56,360,780

Principal
	MORTGAGE NOTES - 0.1% (a)
$ 652,583	Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York (c)	652,583
	TOTAL MORTGAGE NOTES (Cost - $652,583)

	TOTAL INVESTMENTS - 99.8% (Cost - $587,567,763) (b)	$ 594,415,685
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.2%	1,461,856
	NET ASSETS - 100.0%	$ 595,877,541

ETF - Exchange Traded Fund
(a) The aggregate value of such securities is 0.1% and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $587,706,782 and differs from fair value by net unrealized appreciation of securities as follows:
	Unrealized appreciation:	$ 6,708,903
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 6,708,903

(c) The Fund has unfunded commitments on the below investment. The commitments will be funded when called through current assets at that time.

Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York		$ 97,414

Toews Hedged Core W Fund
Portfolio of Investments (Unaudited)
July 31, 2017
Shares		Fair Value
	MUTUAL FUNDS - 52.6%
	DEBT FUND - 52.6%
2,366,667	Vanguard Total Bond Market Index Fund - Institutional Class	$ 25,536,333
	TOTAL MUTUAL FUNDS (Cost - $25,560,000)

	EXCHANGE TRADED FUNDS - 26.4%
	DEBT FUNDS -26.4%
58,600	iShares Core U.S. Aggregate Bond ETF	6,425,490
78,400	Vanguard Total Bond Market ETF	6,428,016
	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,843,187)	12,853,506

Contracts**
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
388	S&P 500 E-mini	114,460	(a)
	Expiration September 2017, Exercise Price $2,300.00
	TOTAL OPTIONS PURCHASED (Cost - $133,474)

	TOTAL INVESTMENTS - 79.2% (Cost - $38,536,661) (b)	$ 38,504,299
	CASH AND OTHER ASSETS LESS LIABILITIES - 20.8%	10,087,259
	NET ASSETS - 100.0%	$ 48,591,558

Number of Contracts		Unrealized Appreciation	(a)
	FUTURES CONTRACTS
502	MSCI EAFE Index E-mini, September 2017	$ 1,023,160
	(Underlying Notional Amount $48,666,390)

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value.

Toews Hedged Core L Fund
Portfolio of Investments (Unaudited)
July 31, 2017
Shares		Fair Value
	MUTUAL FUNDS - 54.7%
	DEBT FUND - 54.7%
2,055,556	Vanguard Total Bond Market Index Fund - Institutional Class	$ 22,179,444
	TOTAL MUTUAL FUNDS (Cost - $22,200,000)

	EXCHANGE TRADED FUNDS - 27.6%
	DEBT FUNDS -27.6%
51,100	iShares Core U.S. Aggregate Bond ETF	5,603,115
68,300	Vanguard Total Bond Market ETF	5,599,917
	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,193,875)	11,203,032

Contracts**
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
223	S&P 500 E-mini	65,785
	Expiration September 2017, Exercise Price $2,300.00
104	S&P 500 E-mini	17,420
	Expiration September 2017, Exercise Price $2,225.00
	TOTAL OPTIONS PURCHASED (Cost - $109,213)	83,205	(a)

	TOTAL INVESTMENTS - 82.5% (Cost - $33,503,088) (b)	$ 33,465,681
	CASH AND OTHER ASSETS LESS LIABILITIES - 17.5%	7,100,202
	NET ASSETS - 100.0%	$ 40,565,883

Number of Contracts		Unrealized Appreciation	(a)
	FUTURES CONTRACTS
103	Nasdaq 100 E-Mini September 2017	$ 288,542
232	S&P 500 E-Mini Future September 2017	404,526
	TOTAL FUTURES CONTRACTS	$ 693,068
	(Underlying Notional Amount $40,746,132)

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value.

Toews Hedged Core S Fund
Portfolio of Investments (Unaudited)
July 31, 2017
Shares		Fair Value
	MUTUAL FUNDS - 53.1%
	DEBT FUND - 53.1%
3,032,407	Vanguard Total Bond Market Index Fund - Institutional Class	$ 32,719,676
	TOTAL MUTUAL FUNDS (Cost - $32,750,000)

	EXCHANGE TRADED FUNDS - 26.7%
	DEBT FUNDS -26.7%
75,000	iShares Core U.S. Aggregate Bond ETF	8,223,750
100,500	Vanguard Total Bond Market ETF	8,239,995
	TOTAL EXCHANGE TRADED FUNDS (Cost - $16,450,321)	16,463,745

Contracts**
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
335	S&P 500 E-mini	98,825
	Expiration September 2017, Exercise Price $2,300.00
167	S&P 500 E-mini	27,972
	Expiration September 2017, Exercise Price $2,225.00
	TOTAL OPTIONS PURCHASED (Cost - $167,430)	126,797	(a)

	TOTAL INVESTMENTS - 80.0% (Cost - $49,367,751) (b)	$ 49,310,218
	CASH AND OTHER ASSETS LESS LIABILITIES - 20.0%	12,291,538
	NET ASSETS - 100.0%	$ 61,601,756

Number of Contracts		Unrealized Appreciation	(a)
	FUTURES CONTRACTS
435	Russell 2000 Mini September 2017	$ 7,191
176	S&P Mid 400 E-Mini September 2017	16,904
	TOTAL FUTURES CONTRACTS	$ 24,095
	(Underlying Notional Amount $61,953,180)

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value.

Toews Unconstrained Income Fund
Portfolio of Investments (Unaudited)
July 31, 2017
Shares		Fair Value
	MUTUAL FUNDS - 77.9%
	DEBT FUNDS - 77.9%
2	Aberdeen Global High Income Fund - Class I	$ 17
258,565	American Century High-Yield Fund - R-5	1,499,677
2	American High-Income Trust - Class R-6	22
2,545,997	BlackRock High Yield Portfolio - Institutional Shares	19,986,074
8,152	BMO Monegy High Yield Fund - Class I	78,422
2	Dreyfus High Yield Fund - Class I	13
2	Eaton Vance Income Fund of Boston - Institutional Class	9
2	First Investors Fund for Income - Institutional Class	6
2	Hartford High Yield Fund - Class Y	13
2	JPMorgan High Yield Fund - Class I	14
62,924	Loomis Sayles High Income Fund - Class Y	273,092
2	Lord Abbett High Yield Fund - Class I	12
20,804	Manning & Napier Fund, Inc. - High Yield Bond Series - Class I	186,822
94,974	Nuveen High Income Bond Fund - Class I	749,343
2	Payden High Income Fund - Institutional Class	16
2,231,135	PIMCO High Yield Fund - Institutional Class	20,214,086
756,774	Principal High Yield Fund - Institutional Class	5,645,530
70,517	Putnam High Yield Fund - Class Y	440,029
2	SSgA High Yield Bond Fund - Class K	18
2	TIAA-CREF High Yield Fund - Institutional Class	16
2	Transamerica High Yield Bond Fund - Institutional Class	23
3	Vanguard Inflation-Protected Securities Fund - Investor Class	73
1,671,737	Vanguard Short-Term Bond Index Fund - Institutional Class	17,519,809
1,746,808	Vanguard Total Bond Market Index Fund - Institutional Class	18,848,059
98,794	Virtus Seix High Yield Fund - Class I	833,817
	TOTAL MUTUAL FUNDS (Cost - $85,575,726)	86,275,012

	EXCHANGE TRADED FUNDS - 17.2%
	DEBT FUNDS - 15.0%
33,000	iShares Core U.S. Aggregate Bond ETF	3,618,450
2,300	iShares iBoxx $ High Yield Corporate Bond ETF	204,493
77,200	iShares TIPS Bond ETF	8,774,552
5,000	SPDR Bloomberg Barclays High Yield Bond ETF	187,000
46,300	Vanguard Short-Term Bond ETF	3,796,137
	TOTAL DEBT FUNDS (Cost - $16,496,350)	16,580,632

	EQUITY FUNDS - 2.2%
26,200	VelocityShares Daily Inverse VIX Short-Term Bond ETN *	2,472,494
	TOTAL EQUITY FUNDS (Cost - $716,220)

	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,212,570)	19,053,126
Principal
	MORTGAGE NOTES - 5.2% (a)
$ 750,267	Aristone Realty Capital, 24.00%, due 9/1/16 - Property located in New York (b)	682,743
1,670,524	Aristone Realty Capital, 12.00%, due 4/3/17 - Property located in New York (b)	1,570,293
1,800,000	Aristone Realty Capital, 12.50%, due 5/19/17 - Property located in New York (b)	1,782,000
794,234	Aristone Realty Capital, 12.00%, due 1/15/18 - Property located in New York (d)	794,234
870,111	Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York (d)	870,111
	TOTAL MORTGAGE NOTES (Cost - $5,883,832)	5,699,381

	TOTAL INVESTMENTS - 100.3% (Cost - $108,672,128)(c)	$ 111,027,519
	LIABILITIES LESS CASH AND OTHER ASSETS - (0.3) %	(278,696)
	NET ASSETS - 100.0%	$ 110,748,823

* Non-income producing security.
ETF - Exchange Traded Fund
ETN - Exchange Traded Notes
TIP - Treasury Inflation-Protected Security
(a) Valuation is based on observable inputs/similar securities. The aggregate value of such securities is 5.2% of net assets and they have been fair valued under procedures adopted by the Trust's Board of Trustees.
(b) Non-income producing security; security is in default.
(c) Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is $108,684,398 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 2,552,600
	Unrealized depreciation:	(209,479)
	Net unrealized appreciation:	$ 2,343,121

(d) The Fund has unfunded commitments on the below investments. The commitments will be funded when called through current assets at that time.

Aristone Realty Capital, 12.00%, due 1/15/18 - Property located in New York		$ 155,766
Aristone Realty Capital, 12.00%, due 8/1/18 - Property located in New York		129,886
		$ 285,652

Toews Tactical Defensive Alpha Fund
Portfolio of Investments (Unaudited)
July 31, 2017
Shares		Fair Value
	MUTUAL FUNDS - 60.2%
	DEBT FUNDS - 60.2%
3	Vanguard Short-Term Bond Index Fund - Institutional Class	$ 28
5,883,256	Vanguard Total Bond Market Index Fund - Institutional Class	63,480,335
	TOTAL MUTUAL FUNDS (Cost - $63,540,028)	63,480,363

	EXCHANGE TRADED FUNDS - 20.3%
	DEBT FUNDS -20.3%
97,000	iShares Core U.S. Aggregate Bond ETF	10,636,050
130,500	Vanguard Total Bond Market ETF	10,699,695
	TOTAL EXCHANGE TRADED FUNDS (Cost - $21,357,537)	21,335,745

Contracts**
	OPTIONS PURCHASED* - 0.2%
	PUT OPTIONS PURCHASED - 0.2%
657	S&P 500 E-mini	193,815
	Expiration September 2017, Exercise Price $2,300.00
195	S&P 500 E-mini	32,663
	Expiration September 2017, Exercise Price $2,225.00
	TOTAL OPTIONS PURCHASED (Cost - $286,950)	226,478	(a)

	TOTAL INVESTMENTS - 80.7% (Cost - $85,184,515) (b)	$ 85,042,586
	CASH AND OTHER ASSETS LESS LIABILITIES - 19.3%	20,350,279
	NET ASSETS - 100.0%	$ 105,392,865

Number of Contracts		Unrealized Appreciation (Depreciation)	(a)
	FUTURES CONTRACTS
328	MSCI EAFE Index E-mini, September 2017	$ 664,066
53	Nasdaq 100 E-Mini, September 2017	145,264
366	Russell 2000 E-Mini, September 2017	(2,136)
119	S&P 500 E-Mini, September 2017	203,628
149	S&P Mid 400 E-Mini, September 2017	13,443
	TOTAL FUTURES CONTRACTS	$ 1,024,265
	(Underlying Notional Amount $104,998,230)

* Non-income producing security.
** Each option contract allows the holder of the option to purchase or sell one contract of the underlying futures.
ETF - Exchange Traded Fund
(a) Subject to equity contracts risk exposure.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is the same and does not differ from fair value.

Toews Funds
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2017
The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, from time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialst at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2017 for the Funds' assets and liabilities measured at fair value:

Toews Hedged Growth Allocation Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 13,360,556	$ -	$ -	$ 13,360,556
Exchange Traded Funds*	4,521,714	-	-	4,521,714
Options Purchased	-	36,503	-	36,503
Total	$ 17,882,270	$ 36,503	$ -	$ 17,918,773
Assets Derivatives
Futures Contracts**	$ 213,129	$ -	$ -	$ 213,129
Total	$ 213,129	$ -	$ -	$ 213,129

Toews Tactical Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 537,402,322	$ -	$ -	$ 537,402,322
Exchange Traded Funds*	56,360,780	-	-	56,360,780
Mortgage Notes	-	-	652,583	652,583
Total	$ 593,763,102	$ -	$ 652,583	$ 594,415,685

Toews Hedged Core W Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 25,536,333	$ -	$ -	$ 25,536,333
Exchange Traded Funds*	12,853,506	-	-	12,853,506
Options Purchased	-	114,460	-	114,460
Total	$ 38,389,839	$ 114,460	$ -	$ 38,504,299
Assets Derivatives
Futures Contracts**	$ 1,023,160	$ -	$ -	$ 1,023,160
Total	$ 1,023,160	$ -	$ -	$ 1,023,160

Toews Hedged Core L Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 22,179,444	$ -	$ -	$ 22,179,444
Exchange Traded Funds*	11,203,032	-	-	11,203,032
Options Purchased	-	83,205	-	83,205
Total	$ 33,382,476	$ 83,205	$ -	$ 33,465,681
Assets Derivatives
Futures Contracts**	$ 693,068	$ -	$ -	$ 693,068
Total	$ 693,068	$ -	$ -	$ 693,068

Toews Hedged Core S Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 32,719,676	$ -	$ -	$ 32,719,676
Exchange Traded Funds*	16,463,745	-	-	16,463,745
Options Purchased	-	126,797	-	126,797
Total	$ 49,183,421	$ 126,797	$ -	$ 49,310,218
Assets Derivatives
Futures Contracts**	$ 24,095	$ -	$ -	$ 24,095
Total	$ 24,095	$ -	$ -	$ 24,095

Toews Unconstrained Income Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 86,275,012	$ -	$ -	$ 86,275,012
Exchange Traded Funds*	19,053,126	-	-	19,053,126
Mortgage Notes	-	-	5,699,381	5,699,381
Total	$ 105,328,138	$ -	$ 5,699,381	$ 111,027,519

Toews Tactical Defensive Alpha Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds*	$ 63,480,363	$ -	$ -	$ 63,480,363
Exchange Traded Funds*	21,335,745	-	-	21,335,745
Options Purchased		226,478		226,478
Total	$ 84,816,108	$ 226,478	$ -	$ 85,042,586
Assets Derivatives
Futures Contracts**	$ 1,024,265	$ -	$ -	$ 1,024,265
Total	$ 1,024,265	$ -	$ -	$ 1,024,265

* Please refer to the Portfolio of Investments for industry classifications.
** Represents cumulative unrealized appreciation (depreciation) at July 31, 2017.
There were no transfers into or out of Level 1, Level 2 or Level 3 during the current period presented. No Fund held Level 3 securities during the year except the Tactical Income Fund and the Unconstrained Income Fund. It is the Funds’ policy to record transfers into or out of any Level at the end of the period.
The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Tactical Income Fund	Unconstrained Income Fund
	Mortgage Notes	Mortgage Notes
Beginning balance	$ 504,222	$ 5,448,968
Cost of purchases	148,361	335,528
Total realized gain (loss)	-	-
Change in unrealized appreciation ***	-	(85,115)
Reinvestment of dividends	-	-
Proceeds from sales/maturities/calls	-	-
Net transfers in/out of level 3	-	-
Ending balance	$ 652,583	$ 5,699,381

*** Includes change in unrealized depreciation attributable to Level 3 investment still held at July 31, 2017 of $0 and $85,115 for the Tactical Income Fund and Unconstrained Income Fund, respectively.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

ETF, Mutual Fund and Exchange Traded Note (“ETN") Risk - ETFs, mutual funds and ETNs are subject to investment advisory fees or management fees and other expenses, which are indirectly paid by each Fund. Each are subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which may magnify losses. ETNs are also subject to default risks.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Futures – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage equity price risk, the Funds may enter into futures contracts. Upon entering into a futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities which are classified as deposit with broker in the accompanying Statements of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in the “net unrealized appreciation from future contracts” account. Periodically, the Funds receive from or pay to the brokers a specified amount of cash based upon changes in the “net unrealized appreciation from open future contracts” account. When a contract is closed, the Funds recognize a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at period end are listed after the Funds’ portfolio of investments.

The notional value represents amounts related to each Fund’s futures contracts upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of the Funds’ futures contracts. Further, the underlying price changes in relation to variables specified by the notional values, affects the fair value of these derivative financial instruments. Theoretically, each Fund’s exposure is equal to the notional value of contracts held. Each Fund’s obligations will generally equal only the amount to be paid or received through a futures contract.

The value of the derivative instruments outstanding as of July 31, 2017, as disclosed in the Portfolio of Investments and the unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/28/17

By

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 9/28/17